Annual Operating Expenses {- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2055 Retirement Target Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	2.87%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.70%	[1],[2]
Class C
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	3.62%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.45%	[1],[2]
Class R
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.50%
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	3.12%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.95%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.93%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	1.55%	[1]
Fee waiver and/or expense reimbursement	(1.15%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.40%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	2.62%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.45%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund do not exceed 0.45% until April 30, 2022. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.00% until April 30, 2022. During their terms, these fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except that the investment manager or transfer agent may amend the agreement to add series and classes, to reflect the extension of termination dates, or to lower the cap on fees and expenses, which would result in lower fees for shareholders.